Share-Based Compensation - Summary of Binomial Option-Pricing Model To Determine The Fair Value Of The Share Option As Of The Grant Date (Detail) - $ / shares				4 Months Ended	12 Months Ended
	Nov. 15, 2021	Aug. 25, 2020	Jan. 29, 2020	May 31, 2020	May 31, 2022
Kooleam post ipo share option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average share price			$ 3.49	$ 1.56
Exercise price			$ 3.26
Expected life			10 years
Expected dividend yield			0.00%
Koolean Post Ipo Share Option Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average share price	$ 0.32	$ 4.52			$ 0.32
Exercise price	$ 0.67	$ 4.39
Expected volatility	61.00%	49.50%	52.00%
Expected life	10 years	10 years
Risk-free rate	1.63%	0.44%	1.44%
Expected dividend yield	0.00%	0.00%